Basic and Diluted Loss per Share per Share - Additional information (Details) - £ / shares	Dec. 31, 2023	Dec. 31, 2022	Oct. 05, 2021
Earnings per share [line items]
Number of shares issued from capital contribution (in shares)	125,702,396	122,963,545
Ordinary shares
Earnings per share [line items]
Number of shares issued from capital contribution (in shares)	125,702,396	122,963,545
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Initial Public Offering | Ordinary shares
Earnings per share [line items]
Number of shares issued from capital contribution (in shares)			300
Par value per share (GBP per share)			£ 0.0005